Segment information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues		$ 51	$ 5,069
Gross (loss) profit		(1,292)	202	$ 95
Operating expenses		10,574	4,170	1,629
Loss from operations		(11,866)	(3,968)	(1,534)
Other income (expenses)		(27)	(1,394)	(884)
Loss before provision for income taxes		(11,893)	(5,362)
Income tax benefit		(679)	(315)
Net loss		(11,214)	(5,047)	$ (2,418)
Identifiable long-lived assets		42,769	25,295
Total assets		98,453	100,272
Green Energy Product Services [Member]
Revenues		9	2
Gross (loss) profit		(1,308)	2
Operating expenses		(6,009)	1,272
Loss from operations		(7,317)	(1,270)
Other income (expenses)		(13)	(9)
Loss before provision for income taxes		(7,330)	(1,279)
Income tax benefit		350	315
Net loss		(6,980)	(964)
Identifiable long-lived assets		23,888	25,290
Total assets		56,696	61,794
VR products and services [Member]
Revenues
Gross (loss) profit
Operating expenses		(2,740)
Loss from operations		(2,740)
Other income (expenses)
Loss before provision for income taxes		(2,740)
Income tax benefit		329
Net loss		(2,411)
Identifiable long-lived assets		18,370
Total assets		37,287
Money lending services [Member]
Revenues
Gross (loss) profit
Operating expenses
Loss from operations
Other income (expenses)
Loss before provision for income taxes
Income tax benefit
Net loss
Identifiable long-lived assets		508
Total assets		2,376
Corporate unallocated [Member]
Revenues	[1]
Gross (loss) profit	[1]
Operating expenses	[1]	(773)	1,617
Loss from operations	[1]	(773)	(1,617)
Other income (expenses)	[1]	(150)	(1,522)
Loss before provision for income taxes	[1]	(923)	(3,139)
Income tax benefit	[1]
Net loss	[1]	(923)	(3,139)
Identifiable long-lived assets	[1]
Total assets	[1]	9	36,513
Operating Segments [Member] | LCDLED Product [Member]
Revenues		42	5,067
Gross (loss) profit		16	200
Operating expenses		(1,052)	1,281
Loss from operations		(1,036)	(1,081)
Other income (expenses)		136	137
Loss before provision for income taxes		(900)	(944)
Income tax benefit
Net loss		(900)	(944)
Identifiable long-lived assets		3	5
Total assets		$ 2,085	$ 1,965

[1]	The Company does not allocate its assets located and expenses incurred outside Hong Kong and China to its reportable segments because these assets and activities are managed at a corporate level.